CONSOLIDATED BALANCE SHEET	Dec. 31, 2020 USD ($)
Current Assets
Cash	$ 259,714
Prepaid expenses	801,063
Total Current Assets	1,060,777
Marketable securities held in Trust Account	805,017,218
TOTAL ASSETS	806,077,995
Current liabilities
Accrued offering costs	178,450
Advances from related party	5,000
Total Current Liabilities	183,450
Deferred underwriting fee payable	28,175,000
Warrant liabilities	99,281,250
TOTAL LIABILITIES	127,639,700
Commitments
Temporary Equity
Class A ordinary shares subject to possible redemption, 67,342,389 shares at redemption value	673,438,294
Permanent Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	60,768,065
Accumulated deficit	(55,771,393)
Total Permanent Equity	5,000,001
TOTAL LIABILITIES, TEMPORARY EQUITY AND PERMANENT EQUITY	806,077,995
Class A ordinary shares
Permanent Equity
Ordinary shares value	1,316
Class B ordinary shares
Permanent Equity
Ordinary shares value	$ 2,013